091-06453fn

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 0 5 2009
DIVISION OF MARKET REGULATION

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

10045064

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**FTSE KLD 400 Social Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**DSI**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange, Nasdaq**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Janet M. Kissane**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2039**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | AUG 5 2009 |

Manual Signature of Official Responsible for Form:

Janet M Kissane

**August 4, 2009**

SEC 2449 (1/99)

**Janet Kissane**
*Corporate Secretary*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 05 2009
DIVISION OF MARKET REGULATION

**Via Overnight Mail**

August 4, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: Form 19b-4(e) – IQ Hedge / ProShares / First Trust / Aktiebolaget Svensk Exporttkredit / Eksportsfinans / ALPS**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- iShares FTSE KLD 400 Social Index Fund linked to the FTSE KLD 400 Social Index (Ticker Symbol DSI)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | AUG 5 2009 |